Net Loss per Share	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Net Loss per Share

NOTE 12: Net Loss per Share

The Company computes basic net loss per share using net loss attributable to Hyzon common stockholders and the weighted-average number of common shares outstanding during each period. Diluted earnings per share include shares issuable upon exercise of outstanding stock options and stock-based awards where the conversion of such instruments would be dilutive. The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the periods ended March 31, 2021 and 2020 (in thousands, except share and per share data):

	For the three months ended March 31, 2021	For the period January 21, 2020 (Inception) - March 31, 2020
Net loss attributable to Hyzon	$(8,147)	$(124)
Weighted average shares outstanding	93,793,115	83,750,000

Earnings per common share – basic and diluted	$(0.09)	$(0.00)

For the period ended March 31, 2021 the effect of dilutive securities, including stock options and restricted stock units were excluded from the denominator for the calculation of diluted net loss per share because the Company recognized a net loss for the period and their inclusion would be antidilutive. Anti-dilutive securities excluded were approximately 11.9 million shares. There were no potentially dilutive securities for the period ended March 31, 2020.

NOTE 13: Net Loss per Share

The Company computes basic net loss per share using net loss attributable to Hyzon common stockholders and the weighted-average number of common shares outstanding during each period. Diluted earnings per share include shares issuable upon exercise of outstanding stock options and stock-based awards where the conversion of such instruments would be dilutive. The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the period from January 21, 2020 (date of inception) to December 31, 2020 (in thousands, except share and per share data):

Net loss attributable to Hyzon	(14,271)
Weighted average shares outstanding	86,145,594

Earnings per common share—basic and diluted	(0.17)

For the period January 21, 2020 (date of inception) to December 31, 2020 the effect of dilutive securities, including stock options and awards was excluded from the denominator for the calculation of diluted net loss per share because the Company recognized a net loss for the period and their inclusion would be antidilutive. Anti-dilutive securities excluded were approximately 16 million shares.